Goodwill And Intangible Assets - Summary of Key Assumptions Used (Details)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Key Assumptions Used [Line Items]
Discount rate	11.70%	11.90%
Bottom of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	8.00%	7.00%
Operating margins	19.00%	17.00%
Top of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	10.00%	10.00%
Operating margins	21.00%	20.00%